FINANCIAL INSTRUMENTS - Disclosure of carrying and hierarchy level for financial instruments (Details) - CAD ($)	Jul. 31, 2026	Jul. 31, 2025
Disclosure of detailed information about financial instruments [line items]
Cash	$ 14,986,990	$ 5,542,504
Receivables	236,266	119,744
Reclamation bonds	127,696	33,000
Accounts payable and accrued liabilities	3,545,937	980,596
Due to related parties	636,143	343,561
Level 1 [Member]
Disclosure of detailed information about financial instruments [line items]
Cash	14,986,990	5,542,504
Receivables	236,266	119,744
Marketable securities	500,000	312,500
Reclamation bonds	127,696	33,000
Accounts payable and accrued liabilities	3,545,937	980,596
Due to related parties	$ 636,143	$ 343,561